Expense Example - SFT International Bond Fund	May 01, 2021 USD ($)
Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,201